Restructuring - Summary of Details of Movement in Restructuring Charges (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Reserve [Roll Forward]
Opening provision	$ 6,999	$ 6,022
Charge during the period*	33,230	36,704
Utilization	(13,883)	(35,727)
Closing provision	$ 26,346	$ 6,999